Subsequent event	12 Months Ended
Dec. 31, 2023
Subsequent event
Subsequent event

23.Subsequent event

In January 2024, the Company announced its board of directors had authorized a share repurchase program, under which the Company may repurchase up to US$3 million of its American depositary shares (“ADSs”) or Class A ordinary shares over the next 12 months. As of March 31, 2024, our company had repurchased an aggregate of 129,882 ADSs for a total cost of approximately US$97.7 thousand.

On February 20, 2024, the Company was notified by the New York Stock Exchange (“NYSE”) that the staff of NYSE Regulation had determined to commence proceedings to delist the ADSs of the Company from the NYSE pursuant to Section 802.01B of the NYSE’s Listed Company Manual. Trading in the Company’s ADSs was suspended immediately. Following the suspension, the ADSs of the Company have been quoted on the over-the-counter market and are currently trading under the symbol “AIJTY”. On March 5, 2024, the NYSE notified the United States Securities and Exchange Commission (“SEC”) of its intention to remove the Company’s ADSs from listing and registration on the NYSE on March 18, 2024.